INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Tax contingencies/settlements	$ 263	$ 43	$ (3)
Prior period taxes	(10)	(4)	14
Others	(3)	(9)	7
Total	$ 250	$ 30	$ 18